Pay vs Performance Disclosure	9 Months Ended	12 Months Ended					13 Months Ended	38 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 04, 2022	Apr. 10, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company. For further information concerning our Company’s pay for performance philosophy and how our Company aligns executive compensation with our Company’s performance, refer to the section entitled “Compensation Discussion and Analysis.”

									Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO (a)(1)	Summary Compensation Table Total for CEO (b)(1)	Summary Compensation Table Total for CEO (c)(1)	Compensation Actually Paid to CEO (a)(2)	Compensation Actually Paid to CEO (b)(2)	Compensation Actually Paid to CEO (c)(2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Total Stockholder Return (3)	Peer Group Total Stockholder Return (4)	Net Income (Millions)	Return On Equity (5)

2025	$8,281,947	$9,615,256	$—	$8,209,826	$5,353,354	$—	$1,715,808	$1,691,021	$142	$211	$622	10.6%
2024	$—	$7,784,940	$—	$—	$7,775,723	$—	$1,748,766	$1,725,474	$139	$185	$131	8.2%
2023	$—	$7,069,357	$—	$—	$8,959,803	$—	$1,508,303	$1,806,958	$138	$146	$217	6.6%
2022	$—	$6,026,599	$9,003,278	$—	$2,859,390	$1,888,355	$2,095,784	$643,489	$108	$133	$263	11.9%
2021	$—	$—	$10,791,103	$—	$—	$17,739,031	$3,812,103	$6,217,027	$156	$130	$1,241	16.9%

(1)
Mark E. Seaton has served as Chief Executive Officer of our Company since April 10, 2025 ("CEO (a)"). Kenneth D. DeGiorgio served as Chief Executive Officer of our Company from February 4, 2022 through April 10, 2025 ("CEO (b)"). Dennis J. Gilmore served as Chief Executive Officer of our Company during 2021 and through February 4, 2022, on which date he became Chairman of our Board ("CEO (c)").

The other NEOs, for each year reported are as follows:

•
2025: Matthew F. Wajner, Lisa W. Cornehl and Steven A. Adams
•
2024: Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner and Steven A. Adams
•
2023: Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner and Steven A. Adams
•
2022: Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner, Steven A. Adams and Christopher M. Leavell
•
2021: Kenneth D. DeGiorgio, Mark E. Seaton, Matthew F. Wajner and Christopher M. Leavell
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the “Pay Versus Performance Table” above. For purposes of the pension valuation adjustments shown below, there was no prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were granted and vested in 2025 and no dividends or other earnings were paid on equity awards that were not reflected in the fair value of the equity awards. The valuation assumptions used to calculate fair values of equity awards did not materially differ from those disclosed at the time of grant. The following table details the applicable adjustments that were made to determine “Compensation Actually Paid” for 2025 (all amounts are averages for the named executive officers other than CEO(a) and CEO(b)):

			Pension Adjustments		Equity Award Adjustments
		Summary Compensation Table Total	Deduct, Pension Benefits Reported in Summary Compensation Table	Add, Pension Service Cost	Deduct, Value of Stock Awards Reported in Summary Compensation Table	Add, Year-End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Add (Deduct), Change in Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years which Vested in the Year	Add (Deduct), Year-over-Year Change in Value of Unvested Equity Awards Granted in Prior Years	Deduct, Prior Year End Value of Equity Awards Forfeited in the Year	Compensation Actually Paid

2025	CEO(a)	$8,281,947	$—	$—	$(4,800,870)	$4,643,546	$43,256	$41,947	$—	$8,209,826
2025	CEO(b)	$9,615,256	$(167,146)	$79,700	$(6,612,804)	$4,146,361	$73,157	$42,703	$(1,823,873)	$5,353,354
2025	Other NEOs	$1,715,808	$—	$—	$(766,352)	$732,752	$5,368	$3,445	$—	$1,691,021

(3)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our Company’s share price at the end and the beginning of the measurement period by our Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.
(4)
Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Comparator Companies as described in the section entitled "Compensation Discussion and Analysis."
(5)
Our company selected measure is Return on Equity, which is defined as net income attributable to our Company divided by average invested stockholders’ equity (total equity excluding accumulated other comprehensive income/loss and noncontrolling interests), excluding net gains/losses from the investment portfolio; net gains/losses from the venture investment portfolio; purchase related amortization of intangible assets; and, in the discretion of the Committee, excluding the effects of non-operating items, such as asset impairments and legal settlements.

Company Selected Measure Name		Return on Equity
Named Executive Officers, Footnote

The other NEOs, for each year reported are as follows:

•
2025: Matthew F. Wajner, Lisa W. Cornehl and Steven A. Adams
•
2024: Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner and Steven A. Adams
•
2023: Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner and Steven A. Adams
•
2022: Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner, Steven A. Adams and Christopher M. Leavell
•
2021: Kenneth D. DeGiorgio, Mark E. Seaton, Matthew F. Wajner and Christopher M. Leavell

Peer Group Issuers, Footnote
(4)
Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Comparator Companies as described in the section entitled "Compensation Discussion and Analysis."

Non-PEO NEO Average Total Compensation Amount		$ 1,715,808	$ 1,748,766	$ 1,508,303	$ 2,095,784	$ 3,812,103
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,691,021	1,725,474	1,806,958	643,489	6,217,027
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the “Pay Versus Performance Table” above. For purposes of the pension valuation adjustments shown below, there was no prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were granted and vested in 2025 and no dividends or other earnings were paid on equity awards that were not reflected in the fair value of the equity awards. The valuation assumptions used to calculate fair values of equity awards did not materially differ from those disclosed at the time of grant. The following table details the applicable adjustments that were made to determine “Compensation Actually Paid” for 2025 (all amounts are averages for the named executive officers other than CEO(a) and CEO(b)):

			Pension Adjustments		Equity Award Adjustments
		Summary Compensation Table Total	Deduct, Pension Benefits Reported in Summary Compensation Table	Add, Pension Service Cost	Deduct, Value of Stock Awards Reported in Summary Compensation Table	Add, Year-End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Add (Deduct), Change in Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years which Vested in the Year	Add (Deduct), Year-over-Year Change in Value of Unvested Equity Awards Granted in Prior Years	Deduct, Prior Year End Value of Equity Awards Forfeited in the Year	Compensation Actually Paid

2025	CEO(a)	$8,281,947	$—	$—	$(4,800,870)	$4,643,546	$43,256	$41,947	$—	$8,209,826
2025	CEO(b)	$9,615,256	$(167,146)	$79,700	$(6,612,804)	$4,146,361	$73,157	$42,703	$(1,823,873)	$5,353,354
2025	Other NEOs	$1,715,808	$—	$—	$(766,352)	$732,752	$5,368	$3,445	$—	$1,691,021

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid, Cumulative TSR and Peer Group TSR

CEO (a) represents Mark E. Seaton, CEO (b) represents Kenneth D. DeGiorgio and CEO (c) represents Dennis J. Gilmore

FAF represents First American Financial Corporation

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

CEO (a) represents Mark E. Seaton, CEO (b) represents Kenneth D. DeGiorgio and CEO (c) represents Dennis J. Gilmore

FAF represents First American Financial Corporation

Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid and Return on Equity CEO (a) represents Mark E. Seaton, CEO (b) represents Kenneth D. DeGiorgio and CEO (c) represents Dennis J. Gilmore
Total Shareholder Return Vs Peer Group

Compensation Actually Paid, Cumulative TSR and Peer Group TSR

CEO (a) represents Mark E. Seaton, CEO (b) represents Kenneth D. DeGiorgio and CEO (c) represents Dennis J. Gilmore

FAF represents First American Financial Corporation

Tabular List, Table		• Return on Equity • Pretax Margin • Earnings Per Share
Total Shareholder Return Amount		$ 142	139	138	108	156
Peer Group Total Shareholder Return Amount		211	185	146	133	130
Net Income (Loss)		$ 622,000,000	$ 131,000,000	$ 217,000,000	$ 263,000,000	$ 1,241,000,000
Company Selected Measure Amount		0.106	0.082	0.066	0.119	0.169
PEO Name	Mark E. Seaton						Dennis J. Gilmore	Kenneth D. DeGiorgio
Measure:: 1
Pay vs Performance Disclosure
Name		Return on Equity
Non-GAAP Measure Description		Our company selected measure is Return on Equity, which is defined as net income attributable to our Company divided by average invested stockholders’ equity (total equity excluding accumulated other comprehensive income/loss and noncontrolling interests), excluding net gains/losses from the investment portfolio; net gains/losses from the venture investment portfolio; purchase related amortization of intangible assets; and, in the discretion of the Committee, excluding the effects of non-operating items, such as asset impairments and legal settlements
Measure:: 2
Pay vs Performance Disclosure
Name		Pretax Margin
Measure:: 3
Pay vs Performance Disclosure
Name		Earnings Per Share
Seaton
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,281,947
PEO Actually Paid Compensation Amount		8,209,826
De Giorgio
Pay vs Performance Disclosure
PEO Total Compensation Amount		9,615,256	$ 7,784,940	$ 7,069,357	$ 6,026,599
PEO Actually Paid Compensation Amount		5,353,354	$ 7,775,723	$ 8,959,803	2,859,390
Other NEOs
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		1,715,808
Non-PEO NEO Average Compensation Actually Paid Amount		1,691,021
Gilmore
Pay vs Performance Disclosure
PEO Total Compensation Amount					9,003,278	$ 10,791,103
PEO Actually Paid Compensation Amount					$ 1,888,355	$ 17,739,031
PEO | Seaton | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,800,870)
PEO | Seaton | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,643,546
PEO | Seaton | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		41,947
PEO | Seaton | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		43,256
PEO | De Giorgio | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		79,700
PEO | De Giorgio | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(167,146)
PEO | De Giorgio | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,612,804)
PEO | De Giorgio | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,146,361
PEO | De Giorgio | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		42,703
PEO | De Giorgio | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		73,157
PEO | De Giorgio | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,823,873)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(766,352)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		732,752
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,445
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 5,368